Investment in Unconsolidated Entities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity and cost method investments
Capital contributions, loans, advances and adjustments	$ 132,629	$ 21,543
Cumulative share of income	1,186,900	1,050,618
Cumulative share of distributions	(1,033,087)	(907,509)
Equity method investments	286,442	164,652
Cost method investments	15,330	15,269
Investments in unconsolidated entities	301,772	179,921	173,710
Equity in earnings of unconsolidated entities	132,714	92,867	82,538
Los Angeles SMSA Limited Partnership
Equity and cost method investments
Equity in earnings of unconsolidated entities	78,400	67,200	55,300
Ownership interest in equity method investment	5.50%	5.50%	5.50%
Aggregate equity method investments
Equity method investments, combined assets
Current assets	520,804	477,673
Due from affiliates	408,735	298,707
Property and other	2,080,436	1,951,887
Total assets	3,009,975	2,728,267
Equity method investments, combined liabilities and equity
Current liabilities	355,167	353,044
Deferred credits	89,198	84,672
Long-term liabilities	31,605	33,856
Long-term capital lease obligations	707	405
Partners' capital and shareholders' equity	2,533,298	2,256,290
Total liabilities and equity	3,009,975	2,728,267
Equity method investments, combined income statements
Revenues	6,239,200	5,825,150	5,540,220
Operating expenses	4,492,372	4,381,731	4,301,758
Operating income	1,746,828	1,443,419	1,238,462
Other income, net	4,019	7,190	960
Net income	$ 1,750,847	$ 1,450,609	$ 1,239,422